NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NON CONVERTIBLE NOTES PAYABLE

Non-convertible notes payable as of September 30, 2025 and December 31, 2024 are comprised of the following:

	September 30, 2025	December 31, 2024
20% Cash Payment Notes	$3,376,387	$2,607,636
PPP Loans Payable	-	471,300
Other Non-Convertible Notes	2,293,963	2,239,019
Less current portion	(5,670,350)	(4,846,655)
Long term portion	$-	$471,300

Non-convertible notes payable as of December 31, 2024 and 2023 are comprised of the following:

	December 31,	December 31,
	2024	2023
20% Cash Payment Notes	$2,607,636	$2,909,119
PPP Loans Payable	471,300	1,283,624
Other Non-Convertible Notes	2,239,019	1,960,276
Less current portion	(4,846,655)	(2,909,119)
Long term portion	$471,300	$1,283,624

SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable as of September 30, 2025 and December 31, 2024 were comprised of the following:

	September 30, 2025	December 31, 2024
10% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at $0.75 per share	$5,973,000	$5,973,000
Amount 35% OID Super Priority Senior Convertible Notes Payable, due in 2 years from date of issuance, interest at 35%, secured by assets, convertible upon qualifying financing	5,600,462	5,600,462
20% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at max $1.00 per share	2,427,500	2,427,500
Total	14,000,962	14,000,962
Less: unamortized discounts	(251,809)	(214,812)
Total	$13,749,153	$13,786,150
Less current portion	(13,749,153)	(13,786,150)
Long-term portion	$-	$-

Convertible notes payable as of December 31, 2024 and 2023 are comprised of the following:

	December 31, 2024	December 31, 2023
10% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at $0.75 per share	$5,973,000	$5,973,000
Amount 35% OID Super Priority Senior Convertible Notes Payable, due in 2 years from date of issuance, interest at 35%, secured by assets, convertible upon qualifying financing	5,600,462	5,600,462
20% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at max $1.00 per share	2,427,500	468,250
Total	14,000,962	12,041,712
Less: unamortized discounts	(214,812)	-
Total	$13,786,150	$12,041,712
Less current portion	(13,786,150)	(12,041,712)
Long-term portion	$-	$-